Operating Leases - Summary Of Other Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows net inflows and (outflows) from operating lease	$ 6,740	$ (1,320)
Remeasurement of ROU and lease liabilities due to changes in the timing of receipt of lease incentives	$ 199	$ 0
Weighted-average remaining lease term	8 years 2 months 12 days	5 years 9 months 18 days	7 years 9 months 3 days	6 years 3 months 29 days
Weighted-average discount rate	9.10%	8.90%	9.06%	8.91%